Note 7 - Related Party Transactions (Details Textual)			1 Months Ended	2 Months Ended	11 Months Ended	12 Months Ended						24 Months Ended
	Jan. 01, 2018	Jan. 01, 2011	Aug. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($)	Nov. 15, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 USD ($)	Nov. 01, 2019 USD ($)	Sep. 30, 2019 USD ($)
Service Management Costs Daily Fee Related Party | €							€ 685		€ 685		€ 685
Related Party Agreement Term (Year)	5 years	5 years
Related Party Transaction Discount Percentage	5.00%
Related Party Transaction Daily Fee Per Vessel Per Day in Operation						$ 720
Related Party Transaction Daily Fee Per Vessel Per Day in Lay Up						360	€ 342.50
Due to Related Parties, Total				$ 795,562		795,562		$ 2,672,895				$ 2,672,895
Payments to Acquire Property, Plant, and Equipment, Total						$ 55,720,226		1,867		$ 30,063,480
Four Feeder Containerships [Member]
Number of Vessels Acquired			4
Payments to Acquire Property, Plant, and Equipment, Total			$ 15,000,000
Stock Issued During Period, Shares, Purchase of Assets (in shares) | shares			2,816,901			2,816,901	2,816,901
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Related Party Transaction, Amounts of Transaction				$ 2,000,000	$ 1,250,000							$ 2,000,000
Eurobulk Ltd. [Member] | Fixed Management Fees [Member] | General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction						$ 1,344,250		1,561,126		1,306,476
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction						$ 3,671,335		3,536,094		2,632,637
Colby Trading Ltd [Member] | First Debt Agreement [Member]
Due to Related Parties, Total														$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage														8.00%
Colby Trading Ltd [Member] | Second Debt Agreement [Member]
Due to Related Parties, Total													$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage													8.00%
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction Commission, Percentage						1.00%	1.00%
Related Party Transaction, Expenses from Transactions with Related Party						$ 0		64,500		70,640
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction Commission, Percentage						1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party						$ 493,341		453,361		310,467
Eurochart [Member] | Vessel Acquisition [Member]
Related Party Transaction, Expenses from Transactions with Related Party						0		0		118,526
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party						$ 106,749		118,684		89,329
Related Party Transaction Commission on Premium, Maximum, Percentage						5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party						$ 142,332		$ 137,385		$ 101,394
Related Party Transaction Amounts of Transaction Per Crew Member Per Month						$ 50